PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 1,217	$ 1,069
Accumulated depreciation	1,057	951
Depreciated cost	160	118
Depreciation expense	96	106	$ 124
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	987	851
Accumulated depreciation	877	775
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	200	189
Accumulated depreciation	164	160
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	30	29
Accumulated depreciation	$ 16	$ 16